Condensed Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $6,406 and $12,532 for the three and six months ended June 30, 2014, respectively, and $4,325 and $7,561 for the three and six months ended June 30, 2013, respectively)	$ 55,178	$ 49,154	$ 112,676	$ 99,435
Time charter and voyage expenses	(3,640)	(3,658)	(8,083)	(6,770)
Direct vessel expenses	(146)	0	(146)	0
Management fees (entirely through related parties transactions)	(12,239)	(8,586)	(24,244)	(17,077)
General and administrative expenses	(2,029)	(1,448)	(3,973)	(3,057)
Depreciation and amortization	(17,009)	(21,615)	(60,687)	(40,026)
Interest expense and finance cost, net	(7,085)	(3,927)	(14,114)	(6,332)
Interest income	37	7	90	15
Other income	17,875	10,083	47,915	10,127
Other expense	(957)	(499)	(1,088)	(558)
Net income	$ 29,985	$ 19,511	$ 48,346	$ 35,757
Earnings per unit:
Common unit (basic and diluted)	$ 0.37	$ 0.29	$ 0.61	$ 0.53